Business Segments (Financial Information by Business Segment) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Business segment information
Net revenue:	¥ 2,504,500	¥ 2,344,900
Net interest income	1,244,871	1,166,734
Operating expenses	1,426,600	1,455,300
Operating profit (loss)	1,077,900	889,600
Fixed assets:	1,376,900	1,303,300
Increase in fixed assets	114,000	87,200
Depreciation	90,200	74,600
BK and TB
Business segment information
Net revenue:	1,509,800	1,176,100
Net interest income	886,500	1,160,000
Net fees	408,800	320,900
Other	214,500	(304,800)
Other than BK and TB
Business segment information
Net revenue:	994,700	1,168,800
Operating Segments | Customer Business
Business segment information
Net revenue:	2,097,800	1,970,900
Operating expenses	1,159,100	1,249,200
Operating profit (loss)	938,700	721,700
Fixed assets:	736,600	653,100
Increase in fixed assets	85,600	67,200
Depreciation	66,100	52,500
Operating Segments | BK and TB | Customer Business
Business segment information
Net revenue:	1,174,100	927,000
Net interest income	680,600	497,600
Net fees	425,300	360,200
Other	68,200	69,200
Operating Segments | Other than BK and TB | Customer Business
Business segment information
Net revenue:	923,700	1,043,900
Operating Segments | Digital Service Business Group | Customer Business
Business segment information
Net revenue:	380,200	371,700
Operating expenses	264,200	259,000
Operating profit (loss)	116,000	112,700
Fixed assets:	172,800	147,500
Increase in fixed assets	19,100	15,200
Depreciation	7,000	5,100
Operating Segments | Digital Service Business Group | BK and TB | Customer Business
Business segment information
Net revenue:	124,300	127,200
Net interest income	106,900	106,700
Net fees	16,600	19,200
Other	800	1,300
Operating Segments | Digital Service Business Group | Other than BK and TB | Customer Business
Business segment information
Net revenue:	255,900	244,500
Operating Segments | Retail & Commercial Banking Business Group | Customer Business
Business segment information
Net revenue:	318,800	283,800
Operating expenses	230,800	227,600
Operating profit (loss)	88,000	56,200
Fixed assets:	211,000	199,100
Increase in fixed assets	20,800	21,000
Depreciation	12,000	11,000
Operating Segments | Retail & Commercial Banking Business Group | BK and TB | Customer Business
Business segment information
Net revenue:	220,000	194,600
Net interest income	115,100	90,800
Net fees	91,100	87,200
Other	13,800	16,600
Operating Segments | Retail & Commercial Banking Business Group | Other than BK and TB | Customer Business
Business segment information
Net revenue:	98,800	89,200
Operating Segments | Japanese Corporate & Investment Banking Business Group | Customer Business
Business segment information
Net revenue:	463,800	345,300
Operating expenses	169,400	165,800
Operating profit (loss)	294,400	179,500
Fixed assets:	161,000	157,100
Increase in fixed assets	22,300	17,700
Depreciation	21,200	18,000
Operating Segments | Japanese Corporate & Investment Banking Business Group | BK and TB | Customer Business
Business segment information
Net revenue:	376,800	277,500
Net interest income	237,400	153,000
Net fees	104,900	91,900
Other	34,500	32,600
Operating Segments | Japanese Corporate & Investment Banking Business Group | Other than BK and TB | Customer Business
Business segment information
Net revenue:	87,000	67,800
Operating Segments | Global Commercial Banking Business Group | Customer Business
Business segment information
Net revenue:	310,900	447,400
Operating expenses	174,900	305,000
Operating profit (loss)	136,000	142,400
Fixed assets:	1,300	1,200
Increase in fixed assets	200	400
Depreciation	100	100
Operating Segments | Global Commercial Banking Business Group | BK and TB | Customer Business
Business segment information
Net revenue:	19,600	27,300
Net interest income	19,100	27,300
Net fees	0	0
Other	500	0
Operating Segments | Global Commercial Banking Business Group | Other than BK and TB | Customer Business
Business segment information
Net revenue:	291,300	420,100
Operating Segments | Asset Management & Investor Services Business Group | Customer Business
Business segment information
Net revenue:	205,700	177,200
Operating expenses	145,700	123,400
Operating profit (loss)	60,000	53,800
Fixed assets:	22,100	13,700
Increase in fixed assets	7,300	3,200
Depreciation	4,000	2,800
Operating Segments | Asset Management & Investor Services Business Group | BK and TB | Customer Business
Business segment information
Net revenue:	56,800	53,000
Net interest income	6,500	5,300
Net fees	50,300	47,800
Other	0	(100)
Operating Segments | Asset Management & Investor Services Business Group | Other than BK and TB | Customer Business
Business segment information
Net revenue:	148,900	124,200
Operating Segments | Global Corporate & Investment Banking Business Group | Customer Business
Business segment information
Net revenue:	418,400	345,500
Operating expenses	174,100	168,400
Operating profit (loss)	244,300	177,100
Fixed assets:	168,400	134,500
Increase in fixed assets	15,900	9,700
Depreciation	21,800	15,500
Operating Segments | Global Corporate & Investment Banking Business Group | BK and TB | Customer Business
Business segment information
Net revenue:	376,600	247,400
Net interest income	195,600	114,500
Net fees	162,400	114,100
Other	18,600	18,800
Operating Segments | Global Corporate & Investment Banking Business Group | Other than BK and TB | Customer Business
Business segment information
Net revenue:	41,800	98,100
Operating Segments | Global Markets Business Group
Business segment information
Net revenue:	381,700	360,600
Operating expenses	149,900	136,300
Operating profit (loss)	231,800	224,300
Fixed assets:	108,400	108,700
Increase in fixed assets	13,100	10,400
Depreciation	15,500	13,300
Operating Segments | Global Markets Business Group | BK and TB
Business segment information
Net revenue:	229,400	225,600
Net interest income	119,300	604,600
Net fees	(9,300)	(8,600)
Other	119,400	(370,400)
Operating Segments | Global Markets Business Group | Other than BK and TB
Business segment information
Net revenue:	152,300	135,000
Other
Business segment information
Net revenue:	25,000	13,400
Operating expenses	117,600	69,800
Operating profit (loss)	(92,600)	(56,400)
Fixed assets:	531,900	541,500
Increase in fixed assets	15,300	9,600
Depreciation	8,600	8,800
Other | Subsidiaries
Business segment information
Fixed assets:	1,344,500	1,422,400
Other | BK and TB
Business segment information
Net revenue:	106,300	23,500
Net interest income	86,600	57,800
Net fees	(7,200)	(30,700)
Other	26,900	(3,600)
Other | Other than BK and TB
Business segment information
Net revenue:	¥ (81,300)	¥ (10,100)